Fees Summary	Nov. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000
Previously Paid Amount	(0)
Total Fee Amount	13,810
Total Offset Amount	13,810
Net Fee	$ (0)